Common and Preferred Units Minimum lease payments (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
As of December 31, 2012, future minimum lease payments on operating leases were as follows (in thousands):

Year ending December 31:
2013	$8,879
2014	7,099
2015	6,663
2016	6,137
2017	6,047
2018 and thereafter	4,123
$38,948